Contracted concessional assets	3 Months Ended
Mar. 31, 2022
Contracted concessional assets [Abstract]
Contracted concessional assets
 Note 6. - Contracted concessional assets
Contracted concessional assets correspond to the assets of the Company recorded as intangible or financial assets in accordance with IFRIC 12, property plant and equipment in accordance with IAS 16, intangible assets in accordance with IAS 38 and financial asset in accordance with IFRS 16.
The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of March 31, 2022 and December 31, 2021 is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Property, plant and equipment under IAS 16 and other intangible assets under IAS 38	Balance as of March 31, 2022
	($ in thousands)
Contracted concessional assets cost	859,299	2,841	9,177,949	81,274	904,885	11,026,248
Amortization and impairment	(60,227)	-	(2,856,008)	(14,862)	(163,269)	(3,094,366)
Total	799,072	2,841	6,321,941	66,412	741,616	7,931,882

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Property, plant and equipment under IAS 16 and other intangible assets under IAS 38	Balance as of December 31, 2021
	($ in thousands)
Contracted concessional assets cost	874,525	2,843	9,202,539	82,818	856,410	11,019,135
Amortization and impairment	(62,889)	-	(2,769,345)	(14,105)	(151,228)	(2,997,567)
Total	811,636	2,843	6,433,194	68,713	705,182	8,021,568

No losses from impairment of contracted concessional assets, excluding the change in the provision for expected credit losses under IFRS 9, Financial instruments, were recorded during the three-month periods ended March 31, 2022 and 2021. The impairment provision based on the expected credit losses on contracted concessional financial assets decreased by $3 million in the three-month period ended March 31, 2022 (decrease of $18 million in the three-month period ended March 31, 2021), primarily in ACT.